Distribution Date:	10/18/21	JPMCC Commerical Mortgage Securities Trust 2019-COR5
Determination Date:	10/12/21
Next Distribution Date:	11/16/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-COR5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19		PO Box 4839 | Greenwich, CT 06831
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46591EAQ0	2.337200%	14,650,000.00	9,181,518.58	277,237.71	17,882.54	0.00	0.00	295,120.25	8,904,280.87	30.25%	30.00%
A-2	46591EAR8	3.149900%	66,432,000.00	66,432,000.00	0.00	174,378.46	0.00	0.00	174,378.46	66,432,000.00	30.25%	30.00%
A-3	46591EAS6	3.123400%	162,850,000.00	162,850,000.00	0.00	423,871.41	0.00	0.00	423,871.41	162,850,000.00	30.25%	30.00%
A-4	46591EAT4	3.386100%	218,498,000.00	218,498,000.00	0.00	616,546.73	0.00	0.00	616,546.73	218,498,000.00	30.25%	30.00%
A-SB	46591EAU1	3.219000%	26,615,000.00	26,615,000.00	0.00	71,394.74	0.00	0.00	71,394.74	26,615,000.00	30.25%	30.00%
A-S	46591EAV9	3.669200%	57,638,000.00	57,638,000.00	0.00	176,237.79	0.00	0.00	176,237.79	57,638,000.00	21.93%	21.75%
B	46591EAW7	3.871000%	34,932,000.00	34,932,000.00	0.00	112,684.81	0.00	0.00	112,684.81	34,932,000.00	16.89%	16.75%
C	46591EAX5	3.750000%	30,565,000.00	30,565,000.00	0.00	95,515.63	0.00	0.00	95,515.63	30,565,000.00	12.48%	12.38%
D	46591EAC1	3.000000%	17,000,000.00	17,000,000.00	0.00	42,500.00	0.00	0.00	42,500.00	17,000,000.00	10.02%	9.94%
E-RR	46591EAE7	4.775064%	17,059,000.00	17,059,000.00	0.00	67,881.51	0.00	0.00	67,881.51	17,059,000.00	7.56%	7.50%
F-RR	46591EAG2	4.775064%	16,592,000.00	16,592,000.00	0.00	66,023.21	0.00	0.00	66,023.21	16,592,000.00	5.17%	5.13%
G-RR	46591EAJ6	4.775064%	6,987,000.00	6,987,000.00	0.00	27,802.81	0.00	0.00	27,802.81	6,987,000.00	4.16%	4.13%
H-RR*	46591EAL1	4.775064%	28,819,121.00	28,819,121.00	0.00	93,031.33	0.00	0.00	93,031.33	28,819,121.00	0.00%	0.00%
R	46591EAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			698,637,121.00	693,168,639.58	277,237.71	1,985,750.97	0.00	0.00	2,262,988.68	692,891,401.87

Notional Certificates
X-A	46591EAY3	1.492864%	546,683,000.00	541,214,518.58	0.00	673,299.80	0.00	0.00	673,299.80	540,937,280.87
X-B	46591EAZ0	0.960530%	65,497,000.00	65,497,000.00	0.00	52,426.52	0.00	0.00	52,426.52	65,497,000.00
X-D	46591EAA5	1.775064%	17,000,000.00	17,000,000.00	0.00	25,146.73	0.00	0.00	25,146.73	17,000,000.00
Notional SubTotal			629,180,000.00	623,711,518.58	0.00	750,873.05	0.00	0.00	750,873.05	623,434,280.87

Deal Distribution Total					277,237.71	2,736,624.02	0.00	0.00	3,013,861.73

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46591EAQ0	626.72481775	18.92407577	1.22065119	0.00000000	0.00000000	0.00000000	0.00000000	20.14472696	607.80074198
A-2	46591EAR8	1,000.00000000	0.00000000	2.62491661	0.00000000	0.00000000	0.00000000	0.00000000	2.62491661	1,000.00000000
A-3	46591EAS6	1,000.00000000	0.00000000	2.60283334	0.00000000	0.00000000	0.00000000	0.00000000	2.60283334	1,000.00000000
A-4	46591EAT4	1,000.00000000	0.00000000	2.82174999	0.00000000	0.00000000	0.00000000	0.00000000	2.82174999	1,000.00000000
A-SB	46591EAU1	1,000.00000000	0.00000000	2.68250009	0.00000000	0.00000000	0.00000000	0.00000000	2.68250009	1,000.00000000
A-S	46591EAV9	1,000.00000000	0.00000000	3.05766664	0.00000000	0.00000000	0.00000000	0.00000000	3.05766664	1,000.00000000
B	46591EAW7	1,000.00000000	0.00000000	3.22583333	0.00000000	0.00000000	0.00000000	0.00000000	3.22583333	1,000.00000000
C	46591EAX5	1,000.00000000	0.00000000	3.12500016	0.00000000	0.00000000	0.00000000	0.00000000	3.12500016	1,000.00000000
D	46591EAC1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	46591EAE7	1,000.00000000	0.00000000	3.97921977	0.00000000	0.00000000	0.00000000	0.00000000	3.97921977	1,000.00000000
F-RR	46591EAG2	1,000.00000000	0.00000000	3.97921950	0.00000000	0.00000000	0.00000000	0.00000000	3.97921950	1,000.00000000
G-RR	46591EAJ6	1,000.00000000	0.00000000	3.97921998	0.00000000	0.00000000	0.00000000	0.00000000	3.97921998	1,000.00000000
H-RR	46591EAL1	1,000.00000000	0.00000000	3.22811129	0.75110827	3.32402227	0.00000000	0.00000000	3.22811129	1,000.00000000
R	46591EAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46591EAY3	989.99697920	0.00000000	1.23160918	0.00000000	0.00000000	0.00000000	0.00000000	1.23160918	989.48985220
X-B	46591EAZ0	1,000.00000000	0.00000000	0.80044155	0.00000000	0.00000000	0.00000000	0.00000000	0.80044155	1,000.00000000
X-D	46591EAA5	1,000.00000000	0.00000000	1.47921941	0.00000000	0.00000000	0.00000000	0.00000000	1.47921941	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	17,882.54	0.00	17,882.54	0.00	0.00	0.00	17,882.54	0.00
A-2	09/01/21 - 09/30/21	30	0.00	174,378.46	0.00	174,378.46	0.00	0.00	0.00	174,378.46	0.00
A-3	09/01/21 - 09/30/21	30	0.00	423,871.41	0.00	423,871.41	0.00	0.00	0.00	423,871.41	0.00
A-4	09/01/21 - 09/30/21	30	0.00	616,546.73	0.00	616,546.73	0.00	0.00	0.00	616,546.73	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	71,394.74	0.00	71,394.74	0.00	0.00	0.00	71,394.74	0.00
X-A	09/01/21 - 09/30/21	30	0.00	673,299.80	0.00	673,299.80	0.00	0.00	0.00	673,299.80	0.00
X-B	09/01/21 - 09/30/21	30	0.00	52,426.52	0.00	52,426.52	0.00	0.00	0.00	52,426.52	0.00
X-D	09/01/21 - 09/30/21	30	0.00	25,146.73	0.00	25,146.73	0.00	0.00	0.00	25,146.73	0.00
A-S	09/01/21 - 09/30/21	30	0.00	176,237.79	0.00	176,237.79	0.00	0.00	0.00	176,237.79	0.00
B	09/01/21 - 09/30/21	30	0.00	112,684.81	0.00	112,684.81	0.00	0.00	0.00	112,684.81	0.00
C	09/01/21 - 09/30/21	30	0.00	95,515.63	0.00	95,515.63	0.00	0.00	0.00	95,515.63	0.00
D	09/01/21 - 09/30/21	30	0.00	42,500.00	0.00	42,500.00	0.00	0.00	0.00	42,500.00	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	67,881.51	0.00	67,881.51	0.00	0.00	0.00	67,881.51	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	66,023.21	0.00	66,023.21	0.00	0.00	0.00	66,023.21	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	27,802.81	0.00	27,802.81	0.00	0.00	0.00	27,802.81	0.00
H-RR	09/01/21 - 09/30/21	30	73,855.23	114,677.61	0.00	114,677.61	21,646.28	0.00	0.00	93,031.33	95,795.40
Totals			73,855.23	2,758,270.30	0.00	2,758,270.30	21,646.28	0.00	0.00	2,736,624.02	95,795.40

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,013,861.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,769,238.38	Master Servicing Fee	2,922.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,776.41
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	288.82
ARD Interest	0.00	Operating Advisor Fee	1,788.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	192.74
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,769,238.38	Total Fees	10,968.05

Principal		Expenses/Reimbursements
Scheduled Principal	277,237.71	Reimbursement for Interest on Advances	83.95
Unscheduled Principal Collections		ASER Amount	19,124.94
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,437.39
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	277,237.71	Total Expenses/Reimbursements	21,646.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,736,624.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	277,237.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,013,861.73
Total Funds Collected	3,046,476.09	Total Funds Distributed	3,046,476.06

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	693,168,639.78	693,168,639.78	Beginning Certificate Balance	693,168,639.58
(-) Scheduled Principal Collections	277,237.71	277,237.71	(-) Principal Distributions	277,237.71
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	692,891,402.07	692,891,402.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	693,211,854.95	693,211,854.95	Ending Certificate Balance	692,891,401.87
Ending Actual Collateral Balance	692,946,595.88	692,946,595.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.20)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.78%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	28	98,771,929.96	14.26%	64	5.1812	1.522377	1.49 or less	14	172,756,828.99	24.93%	85	5.0604	0.877052
10,000,000 to 19,999,999		5	69,744,058.53	10.07%	91	4.6923	1.723285	1.50 to 1.75	13	230,642,945.15	33.29%	88	4.8002	1.613926
20,000,000 to 24,999,999		1	20,000,000.00	2.89%	90	4.6300	1.790000	1.76 to 2.00	10	167,733,098.77	24.21%	85	4.8079	1.887946
25,000,000 to 49,999,999		11	331,926,355.88	47.90%	85	4.9620	1.475858	2.01 to 2.25	4	28,352,981.00	4.09%	82	4.9585	2.077282
	50,000,000 or greater	3	172,449,057.70	24.89%	89	4.3090	2.018248	2.26 to 2.50	4	5,905,548.16	0.85%	27	5.2552	2.383790
	Totals	48	692,891,402.07	100.00%	84	4.7940	1.651454	2.51 to 2.75	3	87,500,000.00	12.63%	73	4.1409	2.638571
								2.76 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	692,891,402.07	100.00%	84	4.7940	1.651454
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	7,890,031.17	1.14%	88	5.1500	1.900000
							Lodging	4	35,000,000.00	5.05%	91	4.9580	(0.370000)
California	4	40,698,227.74	5.87%	91	4.7246	2.084073
							Mixed Use	15	52,745,574.35	7.61%	63	4.9009	1.762671
Colorado	1	4,554,971.77	0.66%	30	5.2000	1.360000
							Mobile Home Park	3	17,415,860.02	2.51%	89	5.0296	1.696825
Florida	6	119,020,328.98	17.18%	87	4.9985	1.587553
							Multi-Family	75	198,097,821.79	28.59%	77	4.8556	1.827462
Idaho	1	11,999,130.46	1.73%	88	4.8740	1.820000
							Office	29	263,956,705.58	38.09%	90	4.6332	1.791532
Illinois	43	66,500,000.00	9.60%	88	4.5966	1.918722
							Other	3	5,781,503.70	0.83%	32	5.3417	1.246031
Louisiana	1	18,602,500.00	2.68%	91	4.9580	(0.370000)
							Retail	6	119,893,936.65	17.30%	89	4.8908	1.606387
Michigan	1	3,623,797.84	0.52%	88	5.1500	1.900000
							Totals	135	692,891,402.07	100.00%	84	4.7940	1.651454
Missouri	1	3,700,000.00	0.53%	29	5.3820	1.210000

Nebraska	1	26,500,000.00	3.82%	91	4.7000	1.550000

New Jersey	1	9,944,806.19	1.44%	91	5.1000	0.740000

New York	40	171,105,554.35	24.69%	70	4.4348	2.091593

North Carolina	3	38,272,500.00	5.52%	90	4.9521	0.852222

Oregon	2	21,192,632.28	3.06%	90	4.6121	1.381770

Pennsylvania	1	2,523,578.96	0.36%	88	5.1500	1.900000

Tennessee	1	1,800,000.00	0.26%	29	5.3820	1.210000

Texas	3	39,055,694.47	5.64%	90	4.8327	1.551469

Utah	2	57,501,187.89	8.30%	89	4.9723	1.647997

Virginia	22	48,406,459.99	6.99%	90	5.3000	1.340000

Totals	135	692,891,402.07	100.00%	84	4.7940	1.651454

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.41400% or less	3	124,949,057.70	18.03%	90	4.1935	2.106219	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.41401% to 4.91400%	9	239,324,130.46	34.54%	83	4.6905	1.877987	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.91401% or greater	36	328,618,213.91	47.43%	82	5.0978	1.313562	25 months to 36 months	48	692,891,402.07	100.00%	84	4.7940	1.651454
	Totals	48	692,891,402.07	100.00%	84	4.7940	1.651454	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	692,891,402.07	100.00%	84	4.7940	1.651454
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	21	65,054,971.77	9.39%	29	4.9715	2.040438	Interest Only	31	399,200,000.00	57.61%	80	4.7620	1.718313
85 months to 119 months		27	627,836,430.30	90.61%	89	4.7756	1.611148	359 months or less	17	293,691,402.07	42.39%	89	4.8375	1.560576
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	692,891,402.07	100.00%	84	4.7940	1.651454	Totals	48	692,891,402.07	100.00%	84	4.7940	1.651454
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	106,961,431.74	15.44%	73	5.0681	1.794193				None
	12 months or less	43	585,929,970.33	84.56%	86	4.7440	1.625397
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	692,891,402.07	100.00%	84	4.7940	1.651454
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30502589	OF	Brooklyn	NY	Actual/360	4.390%	228,811.76	96,298.99	0.00	N/A	05/06/29	--	62,545,356.69	62,449,057.70	10/06/21
2A1	30502262	Various Chicago		IL	Actual/360	4.554%	227,700.00	0.00	0.00	N/A	02/06/29	--	60,000,000.00	60,000,000.00	10/06/21
3A1	30316378	MF	Davie	FL	Actual/360	4.992%	124,810.80	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	10/06/21
3A2	30316379				Actual/360	4.992%	124,810.80	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	10/06/21
4A12A	30502512	OF	New York	NY	Actual/360	3.914%	163,083.33	0.00	0.00	N/A	03/11/29	--	50,000,000.00	50,000,000.00	10/11/21
5A1	30502172	OF	Various	VA	Actual/360	5.300%	171,249.64	48,335.74	0.00	N/A	04/06/29	--	38,773,503.73	38,725,167.99	10/06/21
5A5	30502641				Actual/360	5.300%	42,812.41	12,083.93	0.00	N/A	04/06/29	--	9,693,375.91	9,681,291.98	10/06/21
6	30502802	LO	Various	Various	Actual/360	4.958%	144,608.33	0.00	0.00	N/A	05/01/29	--	35,000,000.00	35,000,000.00	10/01/21
7	30502230	RT	Lehi	UT	Actual/360	4.900%	130,666.67	0.00	0.00	N/A	03/06/29	--	32,000,000.00	32,000,000.00	10/06/21
8	30501946	RT	Margate	FL	Actual/360	4.900%	130,054.17	0.00	0.00	N/A	01/06/29	--	31,850,000.00	31,850,000.00	10/06/21
9A1	30502265	MF	Various	Various	Actual/360	5.150%	124,458.33	0.00	0.00	N/A	02/01/29	--	29,000,000.00	29,000,000.00	10/01/21
10	30502534	OF	Charlotte	NC	Actual/360	4.950%	116,943.75	0.00	0.00	N/A	04/01/29	--	28,350,000.00	28,350,000.00	10/01/21
11	30502804	RT	Omaha	NE	Actual/360	4.700%	103,791.67	0.00	0.00	N/A	05/01/29	--	26,500,000.00	26,500,000.00	10/01/21
12	30502007	OF	Lehi	UT	Actual/360	5.063%	107,778.14	43,700.47	0.00	N/A	04/06/29	--	25,544,888.36	25,501,187.89	10/06/21
13	30502783	Various New York		NY	Actual/360	4.500%	93,750.00	0.00	0.00	N/A	05/01/24	--	25,000,000.00	25,000,000.00	10/01/21
14A1	30502392	OF	Houston	TX	Actual/360	4.630%	77,166.67	0.00	0.00	N/A	04/06/29	--	20,000,000.00	20,000,000.00	10/06/21
15A	30502627	OF	Beverly Hills	CA	Actual/360	4.800%	67,000.00	0.00	0.00	N/A	06/06/29	--	16,750,000.00	16,750,000.00	10/06/21
16	30502647	MU	Portland	OR	Actual/360	4.460%	56,586.25	0.00	0.00	N/A	05/06/29	--	15,225,000.00	15,225,000.00	10/06/21
17	30502936	MF	Kingsville	TX	Actual/360	5.000%	55,368.22	18,444.75	0.00	N/A	05/01/29	--	13,288,372.82	13,269,928.07	10/01/21
18	30502914	OF	Lake Forest	CA	Actual/360	4.330%	45,104.17	0.00	0.00	N/A	06/06/29	--	12,500,000.00	12,500,000.00	10/06/21
19	30502095	RT	Coeur dAlene	ID	Actual/360	4.874%	48,802.60	16,282.55	0.00	N/A	02/06/29	--	12,015,413.01	11,999,130.46	10/06/21
20A1A	30502777	RT	Howell	NJ	Actual/360	5.100%	42,316.34	11,978.64	0.00	N/A	05/01/29	--	9,956,784.83	9,944,806.19	09/01/20
21	30502037	MH	Morgan Hill	CA	Actual/360	5.000%	39,157.36	13,182.75	0.00	N/A	03/06/29	--	9,397,765.73	9,384,582.98	10/06/21
22	30502013	RT	Miami Gardens	FL	Actual/360	5.232%	33,136.00	0.00	0.00	N/A	01/06/29	--	7,600,000.00	7,600,000.00	10/06/21
23	30502533	MU	Coconut Creek	FL	Actual/360	5.150%	32,509.38	0.00	0.00	N/A	04/01/29	--	7,575,000.00	7,575,000.00	10/01/21
24	30502672	MU	Deerfield	IL	Actual/360	4.990%	27,029.17	0.00	0.00	N/A	05/06/29	--	6,500,000.00	6,500,000.00	10/06/21
25	30502036	MH	Fairview	OR	Actual/360	5.000%	24,900.06	8,382.88	0.00	N/A	03/06/29	--	5,976,015.16	5,967,632.28	10/06/21
26	30502250	98	Various	Various	Actual/360	5.382%	24,667.50	0.00	0.00	N/A	03/06/24	--	5,500,000.00	5,500,000.00	10/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30502560				Actual/360	5.200%	19,763.22	5,770.44	0.00	N/A	04/01/24	--	4,560,742.21	4,554,971.77	10/01/21
28	30315749	MU	New York	NY	Actual/360	5.260%	16,740.17	0.00	0.00	N/A	01/01/24	--	3,819,049.22	3,819,049.22	10/01/21
29	30315757	MF	New York	NY	Actual/360	5.250%	13,870.97	0.00	0.00	N/A	01/01/24	--	3,170,507.80	3,170,507.80	10/01/21
30	30315760	MU	New York	NY	Actual/360	5.260%	13,334.24	0.00	0.00	N/A	01/01/24	--	3,042,032.62	3,042,032.62	10/01/21
31	30315756	MU	New York	NY	Actual/360	5.260%	13,028.61	0.00	0.00	N/A	01/01/24	--	2,972,306.60	2,972,306.60	10/01/21
32	30315761	MU	New York	NY	Actual/360	5.250%	9,914.07	0.00	0.00	N/A	01/01/24	--	2,266,072.30	2,266,072.30	10/01/21
33	30502035	MH	Willows	CA	Actual/360	5.250%	9,040.59	2,776.57	0.00	N/A	03/06/29	--	2,066,421.33	2,063,644.76	10/06/21
34	30315763	MU	New York	NY	Actual/360	5.250%	7,624.33	0.00	0.00	N/A	01/01/24	--	1,742,702.99	1,742,702.99	10/01/21
35	30315746	MU	New York	NY	Actual/360	5.250%	7,103.91	0.00	0.00	N/A	01/01/24	--	1,623,750.07	1,623,750.07	10/01/21
36	30315750	MF	Brooklyn	NY	Actual/360	5.250%	6,063.29	0.00	0.00	N/A	01/01/24	--	1,385,894.04	1,385,894.04	10/01/21
37	30315751	MU	New York	NY	Actual/360	5.250%	5,901.94	0.00	0.00	N/A	01/01/24	--	1,349,015.53	1,349,015.53	10/01/21
38	30315752	MF	Brooklyn	NY	Actual/360	5.250%	5,769.04	0.00	0.00	N/A	01/01/24	--	1,318,637.45	1,318,637.45	10/01/21
39	30315762	MF	New York	NY	Actual/360	5.250%	5,466.33	0.00	0.00	N/A	01/01/24	--	1,249,447.13	1,249,447.13	10/01/21
40	30315748	MU	New York	NY	Actual/360	5.260%	5,385.99	0.00	0.00	N/A	01/01/24	--	1,228,743.55	1,228,743.55	10/01/21
41	30315753	MF	New York	NY	Actual/360	5.260%	5,292.72	0.00	0.00	N/A	01/01/24	--	1,207,464.44	1,207,464.44	10/01/21
42	30315755	MF	Brooklyn	NY	Actual/360	5.250%	4,618.58	0.00	0.00	N/A	01/01/24	--	1,055,674.40	1,055,674.40	10/01/21
43	30315759	MF	New York	NY	Actual/360	5.250%	3,568.01	0.00	0.00	N/A	01/01/24	--	815,544.29	815,544.29	10/01/21
44A1	30315745	MF	Brooklyn	NY	Actual/360	5.250%	3,057.93	0.00	0.00	N/A	01/01/24	--	698,955.72	698,955.72	10/01/21
45	30315747	MF	Brooklyn	NY	Actual/360	5.260%	2,403.48	0.00	0.00	N/A	01/01/24	--	548,322.41	548,322.41	10/01/21
46	30315754	MF	Brooklyn	NY	Actual/360	5.260%	2,217.44	0.00	0.00	N/A	01/01/24	--	505,879.44	505,879.44	10/01/21
Totals							2,769,238.38	277,237.71	0.00				693,168,639.78	692,891,402.07
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	9,063,445.88	8,734,175.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	9,539,370.23	9,854,249.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	4,703,730.98	5,092,208.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	4,703,730.98	5,092,208.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A12A	53,869,546.65	55,685,226.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	14,465,676.17	12,669,384.01	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	14,465,676.17	12,669,384.01	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,342,331.89	(728,569.63)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,441,538.21	2,954,231.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,468,304.66	3,211,320.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	4,931,325.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,104,751.08	2,038,227.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,083,491.66	2,216,219.45	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,328,678.84	2,356,629.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,299,546.08	5,238,879.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1	3,359,700.00	3,360,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	1,429,832.80	1,736,189.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	979,425.71	887,322.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,112,779.00	948,027.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,172,708.50	1,470,833.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,452,830.35	1,545,171.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20A1A	3,195,036.35	543,690.53	01/01/21	03/31/21	10/12/21	4,502,192.33	62,876.57	35,062.17	659,747.89	373,930.95	0.00
21	1,100,796.35	1,028,366.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	420,914.46	364,628.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	803,389.93	868,356.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	593,422.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	711,405.26	741,991.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	372,122.74	253,288.41	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	320,723.20	403,621.75	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	884,744.36	1,202,550.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	905,443.27	891,353.15	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	931,760.30	1,221,275.71	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	959,293.51	1,053,749.92	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	322,538.30	694,954.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	182,431.56	243,644.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	103,968.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	362,147.98	519,459.26	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	254,490.80	418,397.30	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	367,038.10	496,573.28	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	394,460.55	472,745.55	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	130,951.59	350,555.90	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	150,117.28	269,279.24	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	267,151.12	367,937.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	339,262.73	371,039.23	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	200,253.75	313,418.91	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44A1	269,062.42	256,970.17	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	98,117.79	169,152.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	109,627.00	131,796.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	158,069,092.78	150,680,112.73				4,502,192.33	62,876.57	35,062.17	659,747.89	373,930.95	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	9,944,806.19	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.794022%	4.775031%	84
09/15/21	0	0.00	0	0.00	1	9,956,784.83	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.794051%	4.775061%	85
08/13/21	0	0.00	0	0.00	1	9,967,306.72	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.794075%	4.775086%	86
07/15/21	0	0.00	0	0.00	2	11,611,664.90	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.794051%	4.775061%	87
06/15/21	0	0.00	0	0.00	2	11,678,029.71	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.794104%	4.775115%	88
05/14/21	0	0.00	0	0.00	2	11,742,702.99	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.794151%	4.775164%	89
04/15/21	0	0.00	1	1,742,702.99	1	10,000,000.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.794174%	4.775187%	90
03/15/21	1	1,742,702.99	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.794178%	4.775191%	91
02/16/21	1	32,000,000.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.794190%	4.775204%	92
01/15/21	0	0.00	0	0.00	2	25,225,000.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.794193%	4.775208%	93
12/15/20	0	0.00	0	0.00	2	25,225,000.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.794197%	4.775212%	94
11/16/20	0	0.00	0	0.00	2	25,225,000.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	4.794203%	4.774741%	95
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20A1A	30502777	09/01/20	12	6	35,062.17	659,747.89	373,930.95	10,000,000.00	09/10/20	98
Totals					35,062.17	659,747.89	373,930.95	10,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		65,054,972	65,054,972		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		627,836,430	617,891,624		9,944,806	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	692,891,402	682,946,596	0	0	9,944,806	0
Sep-21	693,168,640	683,211,855	0	0	9,956,785	0
Aug-21	693,418,013	683,450,707	0	0	9,967,307	0
Jul-21	693,557,511	681,945,846	0	0	11,611,665	0
Jun-21	693,886,099	682,208,069	0	0	11,678,030	0
May-21	694,186,501	682,443,798	0	0	11,742,703	0
Apr-21	694,446,686	682,703,983	0	1,742,703	10,000,000	0
Mar-21	694,641,274	682,898,571	1,742,703	0	10,000,000	0
Feb-21	694,900,772	652,900,772	32,000,000	0	10,000,000	0
Jan-21	695,093,446	669,868,446	0	0	25,225,000	0
Dec-20	695,285,311	670,060,311	0	0	25,225,000	0
Nov-20	695,498,361	670,273,361	0	0	25,225,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20A1A	30502777	9,944,806.19	10,000,000.00	30,000,000.00	08/13/21	2,204,967.15	0.74000	03/31/21	05/01/29	331
34	30315763	1,742,702.99	1,742,702.99	14,200,000.00	08/16/18	103,968.20	0.37000	06/30/21	01/01/24	I/O
Totals		11,687,509.18	11,742,702.99	44,200,000.00		2,308,935.35

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
20A1A	30502777	RT	NJ	09/10/20	98
10/12/2021 - Borrower''s representative recently submitted a COVID-19 related FB request which is currently being evaluated. Special Servicer to dual track loan.

34	30315763	MU	NY	04/08/21	9
10/11/2021 - The Loan was transferred to the Special Servicer in April 17, 2021 due to the Borrowers failure to make the February, March, April, and May 2021 payments. The Borrower has executed the Pre- Negotiation Agreement. The subject loan is secured by thefee interest of a four-story, 4,245 SF, mixed use building in located at 808 Lexington Avenue in New York City. The whole loan secured by the building has a principal balance of $9.3MM and is comprised of three-notes.
The 2019-ICON Trust contains t he $3.5MM Note A-2 and the $4.1MM B Note. The third note has a principal balance of $1.7MM and that note is not in the 2019-ICON Trust. The Loans primary challenge has been the loss of the street-level restaurant which filed bankruptcy in July 2020,rejec ted the existing lease, vacated the property and agreed to a $325M lease rejection settlement. Borrower indicates possible replacement tenant for restaurant space and negotiations underway for possible settlement. Borrower has executed a forbearance agr eement and remitted $205M that will worked in combination with the above referenced $325M to bring the loan current. The loan will return to Master.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A1	30502172	39,346,085.12	5.30000%	39,306,620.44 5.30000%		8	08/04/20	08/06/20	08/17/20
5A5	30502641	9,836,521.27	5.30000%	9,826,655.10 5.30000%		8	08/04/20	08/06/20	08/17/20
8	30501946	0.00	4.90000%		0.00 4.90000%	8	06/09/20	07/06/20	06/10/20
Totals		49,182,606.39		49,133,275.54
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
20A1A	0.00	0.00	2,074.33	0.00	0.00	19,124.94	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	83.19	0.00	0.00	0.00
34	0.00	0.00	363.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.51	0.00	0.00	0.00
44A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.25	0.00	0.00	0.00
Total	0.00	0.00	2,437.39	0.00	0.00	19,124.94	0.00	0.00	83.95	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,646.28

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27